Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents (Parentheticals) - Series of Individually Immaterial Business Acquisitions [Member] - $ / shares
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents (Parentheticals) [Line Items]
Net Income (Loss) per ordinary share - basic and diluted	$ 0.03	$ 0.53
Weighted average ordinary shares - basic and diluted	26,160,270	23,843,836
Happiness Biotech Group Limited [Member]
Business Combination (Details) - Schedule of unaudited pro forma combined statements of operation presents (Parentheticals) [Line Items]
Net Income (Loss) per ordinary share - basic and diluted	$ 0.03	$ 0.53
Weighted average ordinary shares - basic and diluted	26,160,270	23,843,836